CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income	$ 140,213	$ 93,101	$ 47,907
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	8,621	6,475	5,875
Amortization of intangible assets	6,033	2,458	2,503
Amortization of premium and accretion of discount on marketable securities, net	1,666	1,708	0
Amortization of debt discount and issuance costs	1,282	4,229	868
Share-based compensation	16,647	10,488	6,949
Net effect of exchange rate fluctuation	4,523	(745)	(1,584)
Changes in assets and liabilities:
Trade accounts receivables, net	(31,634)	(5,132)	(11,711)
Inventories	(29,311)	(18,457)	(16,271)
Other current and long-term assets	(4,223)	192	6,878
Deferred tax assets, net	(13,740)	(2,989)	(193)
Operating lease right-of-use assets	3,873	1,680	1,351
Trade accounts payables	5,142	11,697	3,255
Deferred revenues	15,243	10,621	2,461
Operating lease liabilities	(6,351)	(904)	91
Other current and long-term liabilities	1,509	17,919	11,520
Accrued severance pay, net	46	(79)	354
Net cash provided by operating activities	119,539	132,262	60,253
Cash flows from investment activities:
Acquisition of subsidiary, net of acquired cash	(78,469)	0	0
Change in short-term and long-term interest-bearing bank deposits	129,944	(31,456)	(36,016)
Investment in marketable securities	(211,742)	(215,091)	0
Proceed from sales and maturities of marketable securities	81,325	12,862	0
Purchase of property, plant and equipment	(21,314)	(4,816)	(6,443)
Net cash used in investing activities	(100,256)	(238,501)	(42,459)
Cash flows from financing activities:
Proceeds from the issuance of convertible senior notes, net of issuance costs	0	0	193,588
Settlement of a contingent consideration liability	(8,480)	0	0
Purchases of treasury shares	(21,416)	0	(12,549)
Proceeds from exercise of options	90	11	367
Net cash provided by (used in) financing activities	(29,806)	11	181,406
Effect of exchange rate fluctuations on cash, cash equivalents and restricted cash	(4,454)	622	1,356
Increase (decrease) in cash, cash equivalents and restricted cash	(14,977)	(105,606)	200,556
Cash and cash equivalents - beginning of year	126,698	232,304	31,748
Cash, cash equivalents and restricted cash - end of year	111,721	126,698	232,304
Supplemental disclosure of non-cash activities:
Operating right-of-use assets recognized with corresponding operating lease liabilities	17,398	3,198	2,367
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	$ 23,014	$ 13,275	$ 3,981